200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
JESSICA HOWELL jessica.howell@dechert.com +617 728 7133 Direct +617 426 6567 Fax

May 20, 2011

Via Electronic Transmission

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:          Russell Exchange Traded Funds Trust

File Nos. 333-160877 and 811-22320

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Exchange Traded Funds Trust (the “Trust”) that the forms of Prospectuses and Statement of Additional Information included in Post-Effective Amendment No. 8 to the Trust’s Registration Statement on Form N-1A (“PEA 8”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 8.  I hereby further certify that PEA 8 was filed electronically with the Commission on May 13, 2011 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing.  Please call me at (617) 728-7133 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Jessica Howell
Jessica Howell

cc:           John V. O’Hanlon, Esq.
Mary Beth Rhoden, Esq.